Share-Based Payment - Schedule of Assumptions Used to Value the Company's Stock Options Grants (Details) - $ / shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Assumptions Used to Value the Company
Expected volatility	43.00%	41.00%	42.00%
Risk-free interest rate	3.86%	4.13%	4.42%
Expected dividend yield	12.00%	9.00%
Fair market value per common share	$ 0.91	$ 0.81	$ 0.98
Minimum [Member]
Schedule of Assumptions Used to Value the Company
Exercise multiples	$ 2.2	$ 2.2	$ 2.2
Forfeited rates	5.00%	15.00%	12.00%
Maximum [Member]
Schedule of Assumptions Used to Value the Company
Exercise multiples	$ 2.8	$ 2.8	$ 2.8
Forfeited rates	13.00%	19.00%	30.00%